Benefit Plans - Investment of Fair Value of Plan Assets as a Percentage of the Total (Details)	Dec. 31, 2024	Dec. 31, 2023
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	100.00%	100.00%
Equity securities
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	69.50%	69.20%
Debt securities
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	28.60%	27.50%
Cash and cash equivalents
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	1.90%	3.30%